MUNIHOLDINGS NEW JERSEY INSURED FUND IV, INC.

                                                              July 22, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

       Re:  MuniHoldings New Jersey Insured Fund IV, Inc.,
            Pre-Effective Amendment No. 3 to
            Registration Statement on Form N-2
            (Securities Act File No. 333-77537)
            (Investment Company Act File No. 811-09315)
            ----------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings New Jersey Insured Fund IV, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2; and

     (2) the text of Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on July 20, 1999.

                             Very truly yours,

                             MUNIHOLDINGS NEW JERSEY INSURED FUND IV, INC.

                             By:  /s/ William E. Zitelli, Jr.
                                 --------------------------------
                                 William E. Zitelli, Jr.
                                 Secretary